Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

27 Subsequent Events

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. Based on the fair value per share at the issuance date, the Group expects to recognize USD 3.2 million (EUR 2.8 million) under equity in the first quarter of the financial year 2022.

In addition on January 31, 2022, the Company and certain of its subsidiaries entered into the Loan Facility, providing for debt financing agreement in the total amount of up to USD 45.0 million (EUR 40.2 million). Under the terms the Loan Facility, the Group drew down USD 25.0 million (EUR 22.3 million) on January 31, 2022 and will have access to a second tranche of USD 20.0 million (EUR 17.9 million) upon achievement, prior to July 31, 2023, of product revenue from our diagnostics and pharmaceutical services segments of at least USD 50.0 million (EUR 44.7 million) calculated on a trailing twelve month basis as of the last day of any fiscal month. As security for the Borrowers’s obligations under the Loan Facility, the Borrowers granted the lenders thereunder a first priority security interest on all of each Borrowers’ assets. Refer to note 2.2 Going concern for further details of the Loan Facility.

On February 1, 2022, the Group announced the resignation of Dr. Andrin Oswald as CEO, effective immediately, due to his prolonged medical leave. According to his separation agreement, all unvested RSUs held by Mr. Oswald under the Company’s LTIP will continue to vest in accordance with their terms through the date of his termination on April 30, 2022, however; the number of RSUs shall not exceed 62,284 RSUs. As a result, unvested RSUs granted to Mr. Oswald shall be forfeited as of January 31, 2022 when Mr. Oswald stopped rendering services for the Group. Total RSUs in the amount of EUR 1,358k that was recognized in the financial statements in the previous periods will be derecognized in 2022 financial year and additional RSUs in the amount of EUR 201k will be recognized in 2022 financial statements to match 62,284 RSUs granted to Mr. Oswald.

On February 1, 2022, Kim Stratton was appointed as the new CEO (the “New CEO”). The New CEO and the Company entered into an award agreement pursuant to which the New CEO will receive certain RSUs, which have no exercise price. According to the agreement, the RSUs are awarded in two forms as  174,394   initial performance RSUs subject to time-vesting and performance vesting and 166,667 initial time-vested RSUs subject to only time-vesting. Both awards vest in four equal installments after the grant date and have a grant date of February 1, 2022 and expiration date of February 1, 2032. However; initial performance RSUs that have not performance-vested by January 1, 2024 expire on January 2, 2024.

On February 7, 2022, the Company announced the resignation of René Just as CFO effective March 31, 2022. According to the separation agreement signed on the same date, all vested RSUs held by the Mr. Just as of March 31, 2022 that have not yet been exercised and settled must be exercised and settled in accordance with their terms within six months following this date and, if such RSUs are not exercised and settled within such period, they will be cancelled automatically upon the expiry of such six-month period without compensation for the loss of such RSUs. All unvested RSUs as of March 31, 2022 will be cancelled automatically without compensation for the loss of such RSUs.

On February 7, 2022, Jose Miguel Coego Rios was appointed as Executive Vice President of Finance & Legal and Interim CFO (“Interim CFO”). The Interim CFO was awarded 30,995 RSUs vesting in four equal tranches from January 1 following the grant date of February 2, 2022. The award is not subject to any performance criteria and vested tranches may be exercised at the option of the Interim CFO and will be settled in shares.

In February 2022, a number of countries (including the United States, United Kingdom and the European Union) imposed sanctions against certain individuals and entities in Russia and Belarus as a result of the recognition of the so-called Donetsk People and the so-called Republic and Luhansk People Republic by the Russian Federation. Announcements of potential additional sanctions have been made following the war initiated by Russia against Ukraine on February 24, 2022.

Due to the war in Ukraine, there has been a significant increase in volatility on the securities and currency markets. It is expected that these events may affect the activities of Russian enterprises in various sectors of the economy. Although neither Centogene’s operations, performance nor going concern basis has been significantly affected by the conflict, the impact of the conflict and its broader economic implications, such as higher costs of consumer goods, cannot be reliably quantified at this point in time. Therefore, at the date of this report, the Management Board regards these events as non-adjusting events after the reporting period.

These consolidated financial statements were approved by management on March 31, 2022.